Offerings - Offering: 1	Jul. 21, 2026 USD ($)
Offering:
Fee Previously Paid	false
Transaction Valuation	$ 10,027,915,215.7
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,384,855.09
Offering Note

(1)
Aggregate number of securities to which transaction applies: As of the close of business on July 20, 2026, the maximum number of securities of Crinetics Pharmaceuticals, Inc. (the “Company”) to which this transaction applies is estimated to be 123,242,416, which consists of (i) 106,061,721 shares of the Company’s common stock, par value $0.001 per share (“Company Common Stock”), which may be entitled to receive the merger consideration of $85.00 per share; (ii) 14,266,735 shares of Company Common Stock subject to outstanding options (“Company Stock Options”) to purchase Company Common Stock granted under the Company’s 2018 Incentive Award Plan, 2015 Stock Incentive Plan and 2021 Employment Inducement Incentive Award Plan (collectively, as amended from time to time, the “Company Stock Plans”), with a weighted average exercise price of $31.38 per share; (iii) 2,813,919 shares of Company Common Stock subject to outstanding restricted stock units of the Company granted under a Company Stock Plan (“Company RSUs”); (iv) 12,041 shares of Company Common Stock subject to RSUs that may be issued after July 20, 2026; and (v) 88,000 shares of Company Common Stock subject to outstanding rights under the Company’s 2018 Employee Stock Purchase Plan (“Company ESPP”) that may be issued after July 20, 2026.

(2)
In accordance with Rule 0-11 under the Exchange Act, the proposed maximum aggregate value of the transaction estimated solely for the purposes of calculating the filing fee was calculated based on the sum of: (i) the product of 106,061,721 shares of Company Common Stock multiplied by the merger consideration of $85.00 per share; (ii) the product of 14,266,735 shares of Company Common Stock subject to outstanding Company Stock Options and $53.62 per share (which is the difference between the merger consideration of $85.00 per share and the weighted average exercise price of $31.38 per share); (iii) 2,813,919 shares of Company Common Stock subject to outstanding Company RSUs multiplied by the merger consideration of $85.00 per share; (iv) 12,041 shares of Company Common Stock subject to RSUs that may be issued after July 20, 2026 multiplied by the merger consideration of $85.00 per share; and (v) 88,000 shares of Company Common Stock subject to outstanding rights under the Company ESPP multiplied by the merger consideration of $85.00 per share.

(3)	In accordance with Section 14(g) of the Exchange Act, the filing fee was determined by multiplying the sum calculated in the preceding sentence by 0.00013810.